Unaudited Pro Forma Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 144,517	$ 101,891
Net income (loss) from continuing operations	1,626	(15,232)
Net income (loss) applicable to common stockholders	$ 1,570	$ (14,959)